Provision for Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current taxes	$ 294,179	$ 291,282
Deferred taxes		42,789	222,690
Income tax expenses	$ 294,179	$ 334,071	$ 222,690